Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The Company’s provision for income taxes consisted of the following:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Current:
Federal income tax expense	$207,469	$—
State income tax expense	101,883	1,925
Total income tax expenses	$309,352	$1,925

Schedule of Effective Tax Rate

The following tables reconciled the federal statutory rate to the Company’s effective tax rate for the year ended December 31, 2024 after Linkhome Realty’s tax status changed to C-corporation:

Year Ended December 31, 2024
Federal statutory income tax rate	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.40%
Permanent difference (non-deductible expenses)	0.04%
Effective tax rate	28.44%